Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2024
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2023 and 2024 consists of the following:

	Millions of yen
	2023	2024
Equity securities *1	¥500,832	¥597,601
Trading debt securities	2,179	0
Available-for-sale debt securities	2,234,608	2,665,478
Held-to-maturity debt securities *2	114,759	0

Total	¥2,852,378	¥3,263,079

*1
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥161,244 million as of March 31, 2023 and 2024, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.

*2
During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2023 and 2024, and for fiscal 2023 and 2024.

	Millions of yen
	March 31, 2023			Fiscal Year ended March 31, 2023
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(787)	¥1,360

	Millions of yen
	March 31, 2024			Fiscal Year ended March 31, 2024
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥96,714	¥(16,171)	¥2,201	¥(774)	¥1,185

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of March 31, 2023 and 2024 are as follows:
March 31, 2023

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

March 31, 2024

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,299,025	¥0	¥11,526	¥(275,637)	¥1,034,914
Japanese prefectural and foreign municipal bond securities	425,426	(248)	2,623	(26,336)	401,465
Corporate debt securities	905,706	0	21,415	(82,542)	844,579
CMBS and RMBS in the Americas	88,586	0	929	(1,775)	87,740
Other asset-backed securities and debt securities	297,197	(386)	5,496	(5,527)	296,780

	¥3,015,940	¥(634)	¥41,989	¥(391,817)	¥2,665,478

Summary of rollforwards of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for fiscal 2022, 2023 and 2024, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥120	¥0	¥120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	21	21

Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥132	¥21	¥153

	Millions of yen
	Fiscal Year ended March 31, 2023
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(21)	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥144	¥0	¥144

	Millions of yen
	Fiscal Year ended March 31, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	24	21	45

Ending	¥248	¥386	¥634

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about available-for-sale debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and 2024, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	81,368	(573)	234,289	(26,011)	315,657	(26,584)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	46,950	(2,557)	52,382	(3,356)	99,332	(5,913)

	¥533,528	¥(25,087)	¥1,347,158	¥(367,364)	¥1,880,686	¥(392,451)

The following table provides information about available-for-sale debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and 2024, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	80,058	(488)	230,512	(25,848)	310,570	(26,336)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	45,517	(2,474)	51,812	(2,932)	97,329	(5,406)

	¥530,785	¥(24,919)	¥1,342,811	¥(366,777)	¥1,873,596	¥(391,696)

Summary of Contractual Maturities of Available-for-Sale Debt Securities

The following is a summary of the contractual maturities of available-for-sale debt securities as of March 31, 2024:
Available-for-sale debt securities held as of March 31, 2024

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥114,190	¥114,074
Due after one to five years	347,324	351,997
Due after five to ten years	394,644	403,268
Due after ten years	2,159,782	1,796,139

	¥3,015,940	¥2,665,478